Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000
Tax provision	$ 0	$ 0	$ 0	$ 0
Accretion amount					$ 7,418,245
Federal depository insurance coverage					$ 250,000